General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Accounting and legal	$ 1,922	$ 2,049
Amortization and depreciation	1,677	1,503
Office and administration	10,052	8,970
Salaries and consulting fees	28,683	29,281
Incentive payments	4,330	6,887
Other	2,934	3,739
General and administrative	$ 49,598	$ 52,429